CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT)/EQUITY ¥ in Thousands, $ in Thousands	Ordinary shares Class A Ordinary shares CNY (¥) shares	Ordinary shares Class B Ordinary shares CNY (¥) shares	Treasury Stock CNY (¥) shares	Additional paid-in capital CNY (¥)	Statutory reserves CNY (¥)	Accumulated other comprehensive loss CNY (¥)	Accumulated deficit CNY (¥)	Non-controlling interests CNY (¥)	Class A Ordinary shares shares	Class B Ordinary shares shares	CNY (¥)	USD ($)
Balance as of beginning at Dec. 31, 2020	¥ 31	¥ 15				¥ (195,928)	¥ (4,948,593)				¥ (5,144,475)
Balance as of beginning (in shares) at Dec. 31, 2020 | shares	40,080,478	19,227,592
Increase (Decrease) in Stockholders' Equity
Net loss							(1,298,880)				(1,298,880)
Share-based compensation expenses				¥ 540,970				¥ 7,495			548,465
Foreign currency translation adjustment						(143,190)					(143,190)
Accretions of convertible redeemable preferred shares to redemption value				(137,242)			(33,343)				(170,585)
Proceeds/receivables in relation to share options				31,588							31,588
Issuance of Class A ordinary shares upon the completion of IPO, net of issuance cost	¥ 33			4,853,260							4,853,293
Issuance of Class A ordinary shares upon the completion of IPO, net of issuance cost (in shares) | shares	40,787,844
Conversion of convertible redeemable preferred shares into Class A shares upon the completion of IPO	¥ 148			8,061,785							8,061,933
Conversion of convertible redeemable preferred shares into Class A shares upon the completion of IPO (in Shares) | shares	180,336,722
Exercise of share options and restricted shares	¥ 14			(14)
Exercise of share options and restricted shares (in Shares) | shares	16,528,770
Balance as of ending at Dec. 31, 2021	¥ 226	¥ 15		13,350,347		(339,118)	(6,280,816)	7,495			6,738,149
Balance as of ending (in shares) at Dec. 31, 2021 | shares	277,733,814	19,227,592
Increase (Decrease) in Stockholders' Equity
Net loss							(1,581,157)	2,754			(1,578,403)
Share-based compensation expenses				350,810				23,085			373,895
Acquisition of a subsidiary								7,238			7,238
Foreign currency translation adjustment						273,310					273,310
Repurchase of shares			¥ (127,962)								(127,962)
Repurchase of shares (in shares) | shares			(7,032,108)
Cancellation of shares	¥ (4)		¥ 94,148	(97,508)							(3,364)
Cancellation of shares (in shares) | shares	4,866,021		4,866,021
Conversion of ordinary shares (in shares) | shares	286,940	(286,940)
Proceeds/receivables in relation to share options				11,405							11,405
Exercise of share options and restricted shares	¥ 12			(12)
Exercise of share options and restricted shares (in Shares) | shares	14,994,777
Balance as of ending at Dec. 31, 2022	¥ 234	¥ 15	¥ (33,814)	13,615,042		(65,808)	(7,861,973)	40,572			5,694,268
Balance as of ending (in shares) at Dec. 31, 2022 | shares	288,149,510	18,940,652	(2,166,087)						297,419,878	18,940,652
Increase (Decrease) in Stockholders' Equity
Net loss							(843,641)	4,113			(839,528)	$ (118,245)
Share-based compensation expenses				115,358				49,298			164,656
Acquisition of a subsidiary								7,327			7,327
Capital contribution from noncontrolling interests								490			490
Foreign currency translation adjustment						45,257					45,257
Repurchase of shares			¥ (369,569)								(369,569)
Repurchase of shares (in shares) | shares			(24,582,185)
Cancellation of shares	¥ (12)		¥ 241,746	(248,108)							(6,374)
Cancellation of shares (in shares) | shares	(13,482,680)		13,482,680						18,300,000
Conversion of ordinary shares (in shares) | shares	795,047	(795,047)
Conversion of ordinary shares	¥ 1	¥ (1)
Exercise of share options and restricted shares	¥ 4			5,079							5,083
Exercise of share options and restricted shares (in Shares) | shares	4,885,428
Appropriations to statutory reserves					¥ 2,680		(2,680)				(2,700)
Balance as of ending at Dec. 31, 2023	¥ 227	¥ 14	¥ (161,637)	¥ 13,487,371	¥ 2,680	¥ (20,551)	¥ (8,708,294)	¥ 101,800			¥ 4,701,610	$ 662,208
Balance as of ending (in shares) at Dec. 31, 2023 | shares	280,347,305	18,145,605	(13,265,592)						287,355,642	18,145,605